Shareholders' Equity - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Equity [Abstract]
Number of options, outstanding at the beginning of the period		986,875
Number of options, granted		1,170,000
Number of options, exercised		(131,250)
Number of options, forfeited		(178,125)
Number of options, outstanding at the end of the period	986,875	1,847,500
Number of options, exercisable		415,781
Weighted average exercise price, outstanding at the beginning of the period	$ 1.16	$ 0.91
Weighted average exercise price, granted		2.49
Weighted average exercise price, exercised		0.90
Weighted average exercise price, forfeited		0.90
Weighted average exercise price, outstanding at the end of the period	$ 0.91	1.91
Weighted average exercise price, exercisable		$ 1.03
Weighted average remaining contractual term, outstanding at the beginning of the period		7 years 6 months 29 days
Weighted average remaining contractual term, outstanding at the end of the period		8 years 10 months 17 days
Weighted average remaining contractual term, exercisable		7 years 4 months 9 days
Aggregate intrinsic value price, outstanding at the beginning of the period		$ 246
Aggregate intrinsic value price, outstanding at the end of the period	$ 246	2,159
Aggregate intrinsic value price, exercisable		$ 852